Schedule I (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Oct. 25, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities	$ (3)			$ 46	$ 77	$ (207)	$ 142		$ 128
Revenue, Net	465 [1]	$ 594	$ 567	1,732	1,689	2,011 [1]	2,233	[1]	2,289	[1]
Cash and Cash Equivalents, at Carrying Value		144		144			228		221
Other Assets, Current		64		64			50		48
Assets, Current		968		968			948		942
Equity Method Investments		19		19			20		19
Assets		2,686		2,686			2,606	[2]	2,663	[2]
Accounts Payable, Current		274		274			238		223
Long-term Debt, Current Maturities		36		36			36		36
Liabilities, Current		510		510			477		401
Other Liabilities, Noncurrent							73		64
Liabilities		2,169		2,169			2,124		2,037
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	769	517		517		0	482		626		$ 857	$ (1,480)
Liabilities and Equity		2,686		2,686			2,606		2,663
Cost of Goods Sold	402	473	457	1,378	1,371		1,845		1,894
Gross Profit	63	121	110	354	318		388		395
Selling, General and Administrative Expense	80	83	79	252	238		347		285
Restructuring Charges		6	4	36	13		4		15
Operating (loss) income	(34)	17	10	46	9		(84)		11
Interest Income (Expense), Net	15	21	19	60	57	(162)	(76)		79
Nonoperating Income (Expense)	(8)						7		(3)
Gains Losses On Extinguishment And Exchange Of Debt	0					0			7
Reorganization Items	3	0	0	0	1	(1,972)	2		8
(Loss) income before income taxes and losses from unconsolidated entities	(60)						(146)		(72)
Income Tax Expense (Benefit)	0	6	8	11	4	36	18		13
Loss before earnings from unconsolidated entities	(60)						(164)		(85)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(88)	2	(10)	32	41		(147)		(147)
Net Cash Provided by (Used in) Investing Activities	(17)			(130)	(84)	(18)	(117)		(116)
Proceeds from (Repayments of) Short-term Debt	(1)			(1)	2	(6)	0		(1)
Proceeds from Issuance of Long-term Debt	0					180	0		0
Repayments of Long-term Debt	0			0	16	315	16		10
Proceeds from Other Equity	0					600	0		1
DIP Facility Fees	0					(19)	0		0
Proceeds from (Repayments of) Related Party Debt	0					(50)	0		0
Net Cash Provided by (Used in) Financing Activities	(1)			(1)	(14)	390	(16)		(10)
Cash	223	143	$ 201	143	$ 201	248	224		217			89
MPM Holdings Inc [Member] [Domain]
Net Cash Provided by (Used in) Operating Activities	0					(258)	(1)		(1)
Revenue, Net	0					0	0		0
Equity Method Investments							484		626
Assets							484		626
Other Liabilities, Current							1		0
Liabilities, Current							1		0
Other Liabilities, Noncurrent							1		0
Liabilities							2		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest							482		626
Liabilities and Equity							484		626
Cost of Goods Sold	0					0	0		0
Gross Profit	0					0			0
Selling, General and Administrative Expense	0					33	2		1
Restructuring Charges	0					5			0
Operating (loss) income	0					(38)	(2)		(1)
Interest Income (Expense), Net	0					155	0		0
Nonoperating Income (Expense)	0					0	0		0
Gains Losses On Extinguishment And Exchange Of Debt	0					0	0		0
Reorganization Items	0					(1,688)	0		0
(Loss) income before income taxes and losses from unconsolidated entities	0					1,495	(2)		(1)
Income Tax Expense (Benefit)	0					8			0
Loss before earnings from unconsolidated entities	0					1,487	(2)		(1)
Income (Loss) from Equity Method Investments	(60)					1,685	(163)		(83)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(88)					1,483
Net Cash Provided by (Used in) Investing Activities	0					0	1		0
Proceeds from (Repayments of) Short-term Debt	0					4	0		0
Proceeds from Other Equity	0					600	0		1
DIP Facility Fees	0					(19)	0		0
Proceeds from (Repayments of) Related Party Debt	0					(258)	0		0
Net Cash Provided by (Used in) Financing Activities	0					327	0		1
Cash and Cash Equivalents, Period Increase (Decrease)	0					69	0		0
Cash	0					0	0		0			2
Predecessor [Member]
Cash						71
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(60)	$ (325)		$ (325)		0	$ (306)		(143)		$ 0	$ (2,398)
Income (Loss) from Equity Method Investments									(83)
Retained Earnings [Member] | MPM Holdings Inc [Member] [Domain]
Income (Loss) from Equity Method Investments	$ (60)					$ 198			$ (82)

[1]	sales are not significant and, as such, are eliminated within the selling segment.
[2]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.